Corporate Income Taxes - Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate		$ 2,705	$ 3,394
Lower average tax rate applicable to subsidiaries and foreign branches		(710)	(375)
Tax-exempt income from securities		(341)	(284)
Other, net	[1]	572	23
Total income taxes and effective tax rate	[2]	$ 2,226	$ 2,758
Income taxes at Canadian statutory rate		27.70%	26.20%
Lower average tax rate applicable to subsidiaries and foreign branches		(7.30%)	(2.90%)
Tax-exempt income from securities		(3.50%)	(2.20%)
Other, net	[1]	5.90%	0.20%
Total income taxes and effective tax rate	[2]	22.80%	21.30%

[1]	Includes $579 tax expense for the CRD and $48 tax benefit from the non-taxable gain related to the divestiture of the equity interest in CTFS.
[2]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.